LOSS BEFORE INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2024
Loss Before Income Tax
Schedule of loss before tax from continuing operations is arrived at after (crediting)/charging

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income	(3)	(42)	(6)
Other income	(500)	—	—

Depreciation:
- Property, plant and equipment	3	2	—
- Right-of-use assets	354	356	49
Expense relating to short-term leases	97	97	13
Fair value loss/(gain) on financial instruments:
- Derivative financial liabilities	86	(3,862)	(531)
Finance costs	44	30	4

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 3)	(8,098)	—	—
Other income	(142)	—	—

Charging:
Cost of sales:
- Construction service	2,423	—	—
- Operation and maintenance services	256	—	—
- Operation services related to service concession arrangement	2,697	—	—
Total	5,376	—	—

Depreciation:
- Property, plant and equipment	103	—	—
- Right-of-use assets	359	—	—
Amortization of intangible assets	395	—	—
Expense relating to short-term leases	112	—	—
Impairment losses on financial assets:
- Trade receivables	388	—	—
- Contract assets	3,546	—	—
- Other receivables	6,829	—	—
Finance costs (Note 3)	1,886	—	—